Annual Fund Operating Expenses - Payden Emerging Markets Bond Fund - Prospectus-Investor Class - Investor Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.73%